Transactions with Related Parties - Account Balances with Related Parties (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KRW (₩)
SK Telecom Innovation Fund L.P [Member]
Disclosure of transactions between related parties [line items]
Acquisition of Shares Value	₩ 26,731,250
Debt instrument face value | $		$ 13,000,000
Wave City Development Co., Ltd. [member] | Accounts Receivable Trade And Others [member]
Disclosure of transactions between related parties [line items]
Allowances for losses on accounts receivable from related party			₩ 379